Schedule of changes in property plant and equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		R$ 9,495,460	R$ 10,592,103
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]		559,203	366,298
Depreciation		(601,471)	(682,044)
Loss on disposal		(68,236)	(95,122)
Transfers		3,078	(685,775)
[custom:EffectsOfAcquisitionOfVilasComplex]		754,557
[custom:CopelTelecomDisposal]
[custom:PropertyPlantAndEquipments-2]		10,142,591	9,495,460
Property, plant and equipment, ending		10,142,591	9,495,460
Concluded projects
IfrsStatementLineItems [Line Items]
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]			(27,928)
In service
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		8,885,114	10,019,517
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]		217,001	89,050
Depreciation		(601,471)	(682,044)
Loss on disposal		(25,581)	(86,996)
Transfers		347,507	(454,413)
[custom:EffectsOfAcquisitionOfVilasComplex]		754,557
[custom:CopelTelecomDisposal]
[custom:PropertyPlantAndEquipments-2]		9,577,127	8,885,114
Property, plant and equipment, ending		9,577,127	8,885,114
In service | Reservoirs, dams and aqueducts
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		3,481,391	3,676,692
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]
Depreciation		(174,810)	(195,062)
Loss on disposal		2,147
Transfers		76,335	(239)
[custom:EffectsOfAcquisitionOfVilasComplex]
[custom:CopelTelecomDisposal]
[custom:PropertyPlantAndEquipments-2]		3,385,063	3,481,391
Property, plant and equipment, ending		3,385,063	3,481,391
In service | Machinery [member]
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		5,647,220	6,003,890
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]
Depreciation		(375,430)	(431,088)
Loss on disposal		(26,345)	(86,550)
Transfers		174,615	160,968
[custom:EffectsOfAcquisitionOfVilasComplex]		754,557
[custom:CopelTelecomDisposal]		(605,042)
[custom:PropertyPlantAndEquipments-2]		5,569,575	5,647,220
Property, plant and equipment, ending		5,569,575	5,647,220
In service | Buildings [member]
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		872,575	908,024
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]
Depreciation		(38,629)	(42,593)
Loss on disposal		(506)	(83)
Transfers		35,060	7,227
[custom:EffectsOfAcquisitionOfVilasComplex]
[custom:CopelTelecomDisposal]		(667)
[custom:PropertyPlantAndEquipments-2]		867,833	872,575
Property, plant and equipment, ending		867,833	872,575
In service | Land [member]
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		451,908	462,420
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]
Depreciation		(10,777)	(10,617)
Loss on disposal		(763)	(2)
Transfers		18,848	107
[custom:EffectsOfAcquisitionOfVilasComplex]
[custom:CopelTelecomDisposal]		(98)
[custom:PropertyPlantAndEquipments-2]		459,118	451,908
Property, plant and equipment, ending		459,118	451,908
In service | Vehicles [member]
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		1,892	3,084
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]
Depreciation		(835)	(1,171)
Loss on disposal		(68)	(123)
Transfers		134	102
[custom:EffectsOfAcquisitionOfVilasComplex]
[custom:CopelTelecomDisposal]		(8)
[custom:PropertyPlantAndEquipments-2]		1,115	1,892
Property, plant and equipment, ending		1,115	1,892
In service | Furniture and tools
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		6,816	7,949
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]
Depreciation		(1,079)	(1,559)
Loss on disposal		(46)	(238)
Transfers		1,562	664
[custom:EffectsOfAcquisitionOfVilasComplex]
[custom:CopelTelecomDisposal]		(1,819)
[custom:PropertyPlantAndEquipments-2]		5,434	6,816
Property, plant and equipment, ending		5,434	6,816
In service | Provision for impairment
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		(925,521)	(961,177)
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]		215,012	35,656
Depreciation
Loss on disposal
Transfers
[custom:EffectsOfAcquisitionOfVilasComplex]
[custom:CopelTelecomDisposal]
[custom:PropertyPlantAndEquipments-2]		(710,509)	(925,521)
Property, plant and equipment, ending		(710,509)	(925,521)
In service | Provision For Impairment Two [Member]
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		(27,928)
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]		1,989
Depreciation
Loss on disposal
Transfers
[custom:EffectsOfAcquisitionOfVilasComplex]
[custom:CopelTelecomDisposal]		25,939
[custom:PropertyPlantAndEquipments-2]			(27,928)
Property, plant and equipment, ending			(27,928)
In service | Special Obligations
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		(251)	(43)
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]
Depreciation		89	46
Loss on disposal
Transfers		(340)	(254)
[custom:EffectsOfAcquisitionOfVilasComplex]
[custom:CopelTelecomDisposal]
[custom:PropertyPlantAndEquipments-2]		(502)	(251)
Property, plant and equipment, ending		(502)	(251)
In service | Reclassification [Member]
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]	[1]	(622,988)
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]	[1]
Depreciation	[1]
Loss on disposal	[1]
Transfers	[1]	41,293	(61,309)
[custom:EffectsOfAcquisitionOfVilasComplex]	[1]
[custom:CopelTelecomDisposal]	[1]	581,695
[custom:PropertyPlantAndEquipments-2]	[1]		(622,988)
Property, plant and equipment, ending	[1]		(622,988)
[custom:PropertyPlantAndEquipments4]	[1]
In service | Cost
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		795,816	700,172
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]		406,173	273,823
Depreciation
Loss on disposal		(42,655)	(8,126)
Transfers		(335,975)	(170,053)
[custom:EffectsOfAcquisitionOfVilasComplex]
[custom:CopelTelecomDisposal]		(70,513)
[custom:PropertyPlantAndEquipments-2]		752,846	795,816
Property, plant and equipment, ending		752,846	795,816
In service | Concluded projects
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		(120,308)	(81,322)
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]		(67,074)	53,394
Depreciation
Loss on disposal
Transfers
[custom:EffectsOfAcquisitionOfVilasComplex]
[custom:CopelTelecomDisposal]
[custom:PropertyPlantAndEquipments-2]		(187,382)	(120,308)
Property, plant and equipment, ending		(187,382)	(120,308)
In service | Provision For Impairment Copel Tel [Member]
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		(3,853)
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]		3,103
Depreciation
Loss on disposal
Transfers
[custom:EffectsOfAcquisitionOfVilasComplex]
[custom:CopelTelecomDisposal]		750
[custom:PropertyPlantAndEquipments-2]			(3,853)
Property, plant and equipment, ending			(3,853)
In service | Reclassification One [Member]
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]	[1]	(61,309)
Transfers	[1]	(8,454)
[custom:CopelTelecomDisposal]	[1]	69,763
[custom:PropertyPlantAndEquipments-2]	[1]		(61,309)
Property, plant and equipment, ending	[1]		(61,309)
In service | Reclassification 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		(622,988)
Transfers			(622,988)
[custom:PropertyPlantAndEquipments-2]			(622,988)
Property, plant and equipment, ending			(622,988)
In progress
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		610,346	572,586
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]			277,248
Loss on disposal			(8,126)
Transfers			(231,362)
[custom:PropertyPlantAndEquipments-2]			610,346
Property, plant and equipment, ending			610,346
In progress | Provision for impairment
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		(120,308)
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]			1,953
[custom:PropertyPlantAndEquipments-2]			(120,308)
Property, plant and equipment, ending			(120,308)
In progress | Concluded projects
IfrsStatementLineItems [Line Items]
[custom:PropertyPlantAndEquipments-1]		R$ (3,853)
[custom:AdditionOrReversalOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment]			1,472
[custom:PropertyPlantAndEquipments-2]			(3,853)
Property, plant and equipment, ending			R$ (3,853)

[1]	The variation in provisions for legal claims occurred due to the review of the assessment of the Company’s legal advisors, mainly in civil claims. The details of the actions are shown in Note 30.